REDEEMABLE CONVERTIBLE PREFERRED UNITS AND PARTNERS' DEFICIT - Additional Information (Detail) $ / shares in Units, $ in Thousands		3 Months Ended	9 Months Ended
	Jun. 27, 2019 USD ($) Vote $ / shares shares	Jun. 30, 2019 USD ($)	Sep. 30, 2019 USD ($)	Sep. 25, 2019 $ / shares shares
Temporary Equity [Line Items]
Total redeemable convertible preferred units | $			$ 57,500
Shares of common unit sold | $		$ 57,500
Outstanding Common Units | Rights Offering
Temporary Equity [Line Items]
Preferred units, sold | shares				1.24
Unit sold, price per share				$ 1.20
Series A Redeemable Convertible Preferred Unit
Temporary Equity [Line Items]
Conversion of stock, description			The Preferred Units are convertible at the option of the holders thereof at any time beginning 10 days after completion of the Rights Offering and shall automatically be converted upon consummation of the C-Corporation Conversion, in each case at an initial conversion rate of one Common Unit or one share of Common Stock, as applicable, for each Preferred Unit. Subject to customary exceptions, the conversion rate for each Preferred Unit is subject to adjustment (a) proportionately, in the event of distributions made in the form of interests in the Partnership, any split, combination or similar recapitalization of Common Units and certain other specified transactions with respect to interests in the Partnership, (b) upon any issuance or deemed issuance by the Partnership prior to consummation of the Rights Offering of Common Units for a price per Common Unit less than the Series A Liquidation Preference (as defined below), to the rate determined by dividing the Series A Liquidation Preference by the price per Common Unit in such issuance or deemed issuance and (c) upon any issuance or deemed issuance by the Partnership after consummation of the Rights Offering of Common Units for a price per Common Unit less than the Series A Liquidation Preference, to a rate determined on a weighted average anti-dilution adjustment basis.
Right to voting			The holder of a Preferred Unit is entitled to one vote for each Common Unit into which such Preferred Unit is convertible (whether or not such right to convert is exercisable at such time).
Number of votes entitled to stockholders per share | Vote	1
Percentage of net proceeds to be utilized for redemption of preferred units	100.00%
Preferred unit, liquidation preference price per share	$ 1.20
Series A Redeemable Convertible Preferred Unit | Axar and Other Purchasers
Temporary Equity [Line Items]
Preferred unit, shares redemption | shares	33,487,904
Preferred unit, redemption price per share	$ 1.20
Series A Redeemable Convertible Preferred Unit | Minimum
Temporary Equity [Line Items]
Percentage of affirmative vote of outstanding shareholders	60.00%
Series A Purchase Agreement | Outstanding Common Units | Rights Offering
Temporary Equity [Line Items]
Shares of common unit sold | $	$ 40,200
Unit sold, price per share	$ 1.20
Maximum period to complete right offering	100 days
Series A Purchase Agreement | Series A Redeemable Convertible Preferred Unit
Temporary Equity [Line Items]
Preferred units, sold | shares	52,083,333
Contractual conversion price, per share	$ 1.1040
Preferred unit, liquidation preference discount percentage	8.00%
Total redeemable convertible preferred units | $	$ 57,500